Long-Term Debt - Schedule of Debt (Detail) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total long-term debt	$ 635.3	$ 636.2	$ 636.2	$ 11.9
Less debt payable within one year	3.9	3.9	3.9	11.9
Long-term portion	$ 631.4	$ 632.3	632.3	0.0
Kimberly Clark and Affiliates | Affiliated entity
Debt Instrument [Line Items]
Weighted- Average Interest Rate		0.50%
Total long-term debt		$ 0.0		9.1
Secured debt | Term loan facility
Debt Instrument [Line Items]
Weighted- Average Interest Rate	4.00%	4.00%
Total long-term debt	$ 385.3	$ 386.2	386.2	0.0
Unsecured debt | 6.25% Senior Notes
Debt Instrument [Line Items]
Weighted- Average Interest Rate	6.25%	6.25%
Total long-term debt	$ 250.0	$ 250.0	$ 250.0	0.0
Bank loans and other financings
Debt Instrument [Line Items]
Weighted- Average Interest Rate		0.60%
Total long-term debt		$ 0.0		$ 2.8